Valuation of debt and equity investments and certain liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Auction-rate Securities [Member]
Change in fair value during the period, pre-tax [Abstract]
Beginning balance	$ 134	$ 257
Change in fair value of contingent consideration – included in operating profit		0
Change in unrealized loss – included in AOCI	13	(1)
Redemptions and sales		(122)
Redemptions	(84)
Sales	(63)
Ending balance	0	134
Contingent Consideration [Member]
Change in fair value during the period, pre-tax [Abstract]
Beginning balance	0	8
Change in fair value of contingent consideration – included in operating profit		(8)
Change in unrealized loss – included in AOCI	0	0
Redemptions and sales		0
Redemptions	0
Sales	0
Ending balance	$ 0	$ 0